Segment Information - Reconciliation of Assets from Segments to Consolidated (Details) - USD ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Segment Reporting, Asset Reconciling Item [Line Items]
Investments	$ 429	$ 427
Total assets	16,684	16,921
Dow Jones
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	4,139	4,305
Digital Real Estate Services
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	3,020	2,942
Book Publishing
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	2,647	2,629
News Media
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	2,018	2,047
Other
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ 1,858	$ 1,783